February 7, 2012

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Forum Funds

File Nos. 002-67052 and 811-03023

Post-Effective Amendment No. 349

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (the "Registrant"), is Post-Effective Amendment No. 349 to the currently effective Registration Statement on Form N-1A (the "Amendment"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purposes of this filing are to: (1) register the Institutional Shares of the Auxier Focus Fund (the "Fund"), an existing series of the Registrant; and (2) combine the existing separate A Shares class and Investor Shares class prospectuses into a single prospectus offering Institutional Shares, Investor Shares and A Shares of the Fund.

The Registrant has elected that this filing be automatically effective April 9, 2012 pursuant to Rule 485(a)(1) under 1933 Act. Please note that this Amendment is not marked to reflect the changes effected by the Amendment pursuant to Rule 472(a) under the 1933 Act, because the Registrant has combined the prospectuses and statement of additional information ("SAI") for the Fund's various classes into a single prospectus and SAI for the Fund. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc: David Faherty

Atlantic Fund Services